Provisions, Trade and Other Payables (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Provisions, Trade and Other Payables
Trade payables	€ 8,399	€ 3,979	€ 2,795
Other payables	24,237	4,843	6,908
Total	€ 32,636	€ 8,822	€ 9,703